Basic and Diluted Net Loss Per Ordinary Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Potential dilution share	708,192	35,448